Fair Value Measurements - Mortgage Servicing Rights - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Impaired loans with a specific allowance	$ 6,385,000	$ 7,923,000
Specific allowance related to impaired loans	1,194,000	1,333,000
Collateral dependent impaired loans
Fair Value Measurements
Impaired loans with a specific allowance	3,800,000	4,000,000
Specific allowance related to impaired loans	867,000	870,000
Impaired financing receivable charge offs	$ 370,000	$ 788,000